Related Party Transactions (Details) - Schedule of nature of relationships with related parties	12 Months Ended
Sep. 30, 2022
Mr. Gang Lai [Member]
Related Party Transaction [Line Items]
Relationship with the group	The Company’s controlling shareholder, Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang [Member]
Related Party Transaction [Line Items]
Relationship with the group	Chief Financial Officer and Director
Greatest Group (China) Financial Management Limited (“Greatest Group”) [Member]
Related Party Transaction [Line Items]
Relationship with the group	One of the Company’s minority shareholders owns 8.7% of the ownership interest in this entity
Foshan Shangyu Investment Holding Co., Ltd (“Foshan Shangyu”) [Member]
Related Party Transaction [Line Items]
Relationship with the group	An affiliated entity of the Company, 90% owned by and controlled by the Company’s Chief Executive Officer